Public Offering (Details Textual) (USD $)	4 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Feb. 29, 2012
Stock Issued During Period, Shares, New Issues			8,050,000
Sale of unit per share (in dollars per share)		$ 10
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 12.00
Class Of Warrant or Right Redemption Price Per Share		$ 0.01
Class Of Warrant Or Right, Date From Which Warrants Or Rights Exercisable		Jul. 20, 2012
Warrants Redemption Terms		The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the Company''s ordinary shares exceeds $18.00 per share for any 20 trading days within a 30-trading day period.
Common Stock, No Par Value		$ 18.00
Underwriters Commission			$ 2,012,500
Proceed From Public Offering Percentage			2.50%
Additional Underwriters Compensation		$ 2,415,000
Proceed From Public Offering Additional Percentage		3.00%